Commitments and Contingencies: Other Commitments (Details) (ACE Rent A Car Inc)	12 Months Ended
Dec. 31, 2012
ACE Rent A Car Inc
Letter of Intent, Date of Execution	Aug. 02, 2012
Letter of Intent, Date of Extension	Dec. 01, 2012
Letter of Intent, Date of Expiration	Jan. 31, 2013